Segment Information - Schedule of Long-Lived Assets by Geography (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	$ 6,013,194	$ 5,748,730
Europe [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	701,883	541,543
Asia [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	$ 5,311,311	$ 5,207,187